Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Third Avenue Variable Series Trust
Entity Central Index Key	0001089107
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000003889 [Member]
Shareholder Report [Line Items]
Fund Name	Third Avenue Value Portfolio
Class Name	Third Avenue Value Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Third Avenue Value Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.thirdave.com/fund-literature. You can also request this information by contacting your insurance company.
Additional Information Website	https://www.thirdave.com/fund-literature
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Third Avenue Value Portfolio	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
Net Assets	$ 92,126,541
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 428,299
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Portfolio Statistics
Portfolio net assets	$92,126,541
Total number of portfolio holdings	35
Total advisory fee paid, net	$428,299
Portfolio turnover rate, as of the end of the reporting period	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Portfolio as of the report date.
Summary of Investments by Sector*
Oil & Gas Production & Services	14.0%
Building Products	10.9%
Diversified Holding Companies	9.9%
Automotive	9.4%
Metals & Mining	9.4%
Transportation & Logistics	8.0%
Capital Equipment	6.8%
Banks	5.6%
Energy - Refining & Marketing	3.6%
Commercial Services	2.9%
Insurance	2.5%
Non-U.S. Real Estate Operating Companies	2.1%
Materials/Diversified Chemicals	2.0%
Others^	4.5%
Short-Term Investments	7.3%
Other Assets less Liabilities	1.1%
Total	100.0%
*	(% of Net Assets)
^	Includes Media, Consumer Products and Brokerages & Exchanges.
+	Includes Bermuda, South Korea, Chile and Mexico.
Country Concentration*